Document And Entity Information	Sep. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 23, 2026
Entity Registrant Name	POWERCOMPUTE, INC.
Entity Central Index Key	0001640384
Entity Emerging Growth Company	false
Entity File Number	001-37605
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-3844457
Entity Address, Address Line One	1200 West Platt Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33606
City Area Code	813
Local Phone Number	222-8996
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock par value $0.001 per share
Trading Symbol	PWCM
Security Exchange Name	NASDAQ